Financial Instruments and Financial Risk Management - Summary of Categories of Financial Instruments (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021
$250.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Coupon percentage on convertible note	5.00%
$400.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Coupon percentage on convertible note	3.75%
$600.0 Million Convertible Note Embedded Derivative
Disclosure Of Financial Instruments [Line Items]
Coupon percentage on convertible note	0.00%